CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (DEFICIT) - CAD ($)	Total	Share Purchase Agreement	At-the-market agreement	Public Offering	Share Capital	Share Capital Share Purchase Agreement	Share Capital At-the-market agreement	Share Capital Public Offering	Warrants	Contributed Surplus	Accumulated Other Comprehensive Income	Accumulated Deficit
Equity balance at beginning of period at Dec. 31, 2018	$ 6,195,363				$ 285,193,061				$ 3,617,570	$ 28,260,613	$ 607,504	$ (311,483,385)
Net loss and other comprehensive income	(33,266,291)										(143,403)	(33,122,888)
Issued pursuant to incentive share award plan (note 10)	0				391,917					(391,917)
Issued		$ 5,403,385	$ 8,476,454	$ 3,314,429		$ 5,403,385	$ 8,476,454	$ 3,314,429
Issued pursuant to warrant derivative exercised (note 8, 9)	9,152,869				9,152,869
Share-based compensation (note 10)	1,470,153									1,470,153
Share issue costs (note 9)	(854,256)				(854,256)
Equity balance at end of period at Dec. 31, 2019	(107,894)				311,077,859				3,617,570	29,338,849	464,101	(344,606,273)
Net loss and other comprehensive income	(22,568,933)										(63,876)	(22,505,057)
Issued pursuant to stock option plan (note 10)	241,922				385,022					(143,100)
Issued pursuant to incentive share award plan (note 10)	0				732,367					(732,367)
Issued			40,037,786				40,037,786
Issued pursuant to warrant derivative exercised (note 8, 9)	6,332,778				6,332,778
Share-based compensation (note 10)	2,558,974									2,558,974
Share issue costs (note 9)	(1,741,640)				(1,741,640)
Equity balance at end of period at Dec. 31, 2020	24,752,993				356,824,172				3,617,570	31,022,356	400,225	(367,111,330)
Net loss and other comprehensive income	(26,316,766)										(12,487)	(26,304,279)
Issued pursuant to stock option plan (note 10)	238,450				381,771					(143,321)
Issued pursuant to incentive share award plan (note 10)	0				543,833					(543,833)
Issued			$ 34,168,071				$ 34,168,071
Issued pursuant to warrant derivative exercised (note 8, 9)	686,616				686,616
Share-based compensation (note 10)	3,825,901									3,825,901
Share issue costs (note 9)	(1,256,280)				(1,256,280)
Equity balance at end of period at Dec. 31, 2021	$ 36,098,985				$ 391,348,183				$ 3,617,570	$ 34,161,103	$ 387,738	$ (393,415,609)